Prepayments and other current assets, net	12 Months Ended
Sep. 30, 2025
Prepayments And Other Current Assets Net
Prepayments and other current assets, net

8. Prepayments and other current assets, net

Prepayments and other current assets, net consisted of the following:

	As of September 30,
	2024	2025

Deposit, net (1)	$5,818	$1,827
Prepaid expenses, net	1,324	1,356
Deductible input value-added tax	811	860
Advance to employees, net	124	132
Others, net	43	31
Prepayments and other current assets, net	$8,120	$4,206

The Group recorded credit losses of US$874, US$373 and US$1,348 for the years ended September 30, 2023, 2024 and 2025, respectively.

(1)	During the year ended September 30, 2024, the Company has paid a total of US$5,800 as deposits to third party consulting service providers for the future financing and investing activities, such as merger and acquisition transactions. During the year ended September 30, 2025, US$2,500 was recognized as expense as the Company has accepted some investing consulting services provided. For the remaining, 1) US$700 has been returned to the Company as of the issuance date of the financial statements; 2) the cooperation with a service provider, whose prepaid deposit was US$1,800, has been extended to December 2026. US$800 of expected credit losses of these deposits has been recorded in the year ended September 30, 2025.